UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2003

Institutional Investment Manager Filing this Report:
Name:    General American Investors Company, Inc.
Address: 450 Lexington Avenue, Suite 3300
         New York, NY  10017

13F File Number: 28-461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report:
Name:  Eugene L. DeStaebler, Jr.
Title: Vice-President, Administration
Phone: 212-916-8400
Signature, Place and Date of Signing:
     Eugene L. DeStaebler, Jr.     New York, NY      May 9, 2003

Report Type  (Check only one.):

[x]       13F HOLDINGS REPORT
[ ]       13F NOTICE
[ ]       13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
    NONE

I am signing this report as required by the Securities Exchange Act of 1934.

                     FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 56
Form 13F Information Table Value Total: $633,075,051

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

      NAME OF ISSUER         TITLE    CUSIP          FAIR      SHARES OR          INVEST. DISC.    OTHER      VOTING AUTHORITY
                              OF      NUMBER        MARKET     PRINCIPAL  SH/               SHARED  MGRS.
                             CLASS                   VALUE      AMOUNT    PRN    SOLE SHARED OTHER        SOLE     SHARED   NONE
                                                                                 (A)   (B)   (C)          (A)       (B)      (C)
 ----------------------------------------------------------------------------------------------------------------------------------
 Adams Express Company      COMMON 006212104         906,820       89,430 N       X                         89,430
 American International Gro COMMON 026874107      20,521,750      415,000 N       X                        415,000
 Alkermes, Inc.             COMMON 01642T108       3,083,800      340,000 N       X                        340,000
 Applied Materials, Inc.    COMMON 038222105       2,516,000      200,000 N       X                        200,000
 Annuity and Life Re (Holdi COMMON G03910109         600,000    1,000,000 N       X                      1,000,000
 ASM International N.V.     COMMON N07045102       2,495,000      250,000 N       X                        250,000
 The Boeing Company         COMMON 097023105      12,530,000      500,000 N       X                        500,000
 Bancroft Convertible Fund  COMMON 059695106         322,595       17,725 N       X                         17,725
 Bristol-Myers Squibb Compa COMMON 110122108       6,339,000      300,000 N       X                        300,000
 Berkshire Hathaway Inc.    COMMON 084670108      19,140,000          300 N       X                            300
 Brooks Automation, Inc.    COMMON 114340102       1,629,395      168,500 N       X                        168,500
 Central Securities Corpora COMMON 155123102       1,636,269      105,976 N       X                        105,976
 CIENA Corporation          COMMON 171779101       2,403,500      550,000 N       X                        550,000
 Costco Wholesale Corporati COMMON 22160K105      21,021,000      700,000 N       X                        700,000
 Cox Communications, Inc. - COMMON 224044107      19,288,200      620,000 N       X                        620,000
 Cisco Systems, Inc.        COMMON 17275R102      11,682,000      900,000 N       X                        900,000
 Genentech, Inc.            COMMON 368710406      22,756,500      650,000 N       X                        650,000
 EMC Corporation            COMMON 268648102       2,169,000      300,000 N       X                        300,000
 EMCORE Corporation         COMMON 290846104         325,050      197,000 N       X                        197,000
 El Paso Corporation        COMMON 28336L109       2,873,750      475,000 N       X                        475,000
 Ethan Allen Interiors Inc. COMMON 297602104       8,093,250      275,000 N       X                        275,000
 Golden West Financial      COMMON 381317106      30,570,250      425,000 N       X                        425,000
 Genaera Corporation        COMMON 36867G100         164,700      270,000 N       X                        270,000
 Genta Incorporated         COMMON 37245M207       2,854,800      400,000 N       X                        400,000
 Halliburton Company        COMMON 406216101      14,511,000      700,000 N       X                        700,000
 The Home Depot, Inc.       COMMON 437076102      47,380,200    1,945,000 N       X                      1,945,000
 Health Net, Inc.           COMMON 42222G108      16,062,000      600,000 N       X                        600,000
 IDEC Pharmaceuticals Corpo COMMON 449370105       8,555,000      250,000 N       X                        250,000
 John Hancock Financial Ser COMMON 41014S106      12,084,300      435,000 N       X                        435,000
 Juniper Networks, Inc.     COMMON 48203R104       3,676,500      450,000 N       X                        450,000
 Lucent Technologies Inc.   COMMON 549463107       1,047,375      712,500 N       X                        712,500
 Medtronic, Inc.            COMMON 585055106      13,084,800      290,000 N       X                        290,000
 MedImmune, Inc.            COMMON 584699102       7,846,370      239,000 N       X                        239,000
 MedImmune Vaccines, Inc. 5 CONV C 053762AD2      10,350,000   10,000,000 N       X                     10,000,000
 MetLife, Inc.              COMMON 59156R108      11,607,200      440,000 N       X                        440,000
 Millennium Pharmaceuticals COMMON 599902103         943,200      120,000 N       X                        120,000
 Molex Incorporated Class A COMMON 608554200      12,742,000      692,500 N       X                        692,500
 M&T Bank Corporation       COMMON 55261F104      25,145,600      320,000 N       X                        320,000
 Max Re Capital Ltd.        COMMON G6052F103       2,520,000      200,000 N       X                        200,000
 Annaly Mortgage Management COMMON 035710409       8,735,000      500,000 N       X                        500,000
 Newell Rubbermaid Inc.     COMMON 651229106       3,543,750      125,000 N       X                        125,000
 OSI Pharmaceuticals, Inc.  COMMON 671040103       2,000,000      125,000 N       X                        125,000
 PepsiCo, Inc.              COMMON 713448108       6,000,000      150,000 N       X                        150,000
 Pfizer Inc                 COMMON 717081103      31,939,000    1,025,000 N       X                      1,025,000
 PartnerRe Ltd.             COMMON G6852T105      26,381,250      525,000 N       X                        525,000
 Everest Re Group, Ltd.     COMMON G3223R108      40,047,000      700,000 N       X                        700,000
 Reinsurance Group of Ameri COMMON 759351109      12,483,000      475,000 N       X                        475,000
 Royce Value Trust          COMMON 780910105       1,087,947       89,176 N       X                         89,176
 SunTrust Banks, Inc.       COMMON 867914103      12,109,500      230,000 N       X                        230,000
 The TJX Companies, Inc.    COMMON 872540109      42,680,000    2,425,000 N       X                      2,425,000
 Transatlantic Holdings, In COMMON 893521104      15,076,500      230,000 N       X                        230,000
 VeriSign, Inc.             COMMON 92343E102       3,059,000      350,000 N       X                        350,000
 Wind River Systems, Inc.   COMMON 973149107       1,011,710      339,500 N       X                        339,500
 Waste Management, Inc.     COMMON 94106L109      12,898,620      609,000 N       X                        609,000
 Wal-Mart Stores, Inc.      COMMON 931142103      29,657,100      570,000 N       X                        570,000
 Zarlink Semiconductor Inc. COMMON 989139100         887,500      250,000 N       X                        250,000